Financed Insurance Premiums	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Financed Insurance Premiums

Note 9 - Financed Insurance Premiums

During the year ended December 31, 2022, the Company financed a total of $241,272 for its General Liability and Director & Officer insurance premiums over the twelve months coverage period. The average interest rate is 9.3%. At December 31, 2022 the outstanding balance had been paid.